Post-employment benefits - Defined Benefit Obligation Sensitivity (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%	0.50%
Change in assumption	0.50%	0.50%
Impact on defined benefit obligation %, Increase in assumption	(5.50%)	(6.00%)
Impact on defined benefit obligation %, Decrease in assumption	5.90%	6.50%
Discount rate | GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	(6.60%)	(7.20%)
Impact on defined benefit obligation %, Decrease in assumption	7.20%	7.80%
Discount rate | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	(3.70%)	(4.20%)
Impact on defined benefit obligation %, Decrease in assumption	4.00%	4.60%
Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%	0.50%
Change in assumption	0.50%	0.50%
Impact on defined benefit obligation %, Increase in assumption	0.70%	0.80%
Impact on defined benefit obligation %, Decrease in assumption	(0.60%)	(0.80%)
Rate of compensation increase | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	1.70%	2.10%
Impact on defined benefit obligation %, Decrease in assumption	(1.60%)	(2.00%)
Rate of price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%	0.50%
Change in assumption	0.50%	0.50%
Impact on defined benefit obligation %, Increase in assumption	3.90%	4.00%
Impact on defined benefit obligation %, Decrease in assumption	(4.70%)	(3.60%)
Rate of price inflation | GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	4.80%	5.60%
Impact on defined benefit obligation %, Decrease in assumption	(6.20%)	(5.00%)
Rate of price inflation | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	2.50%	1.50%
Impact on defined benefit obligation %, Decrease in assumption	(2.30%)	(1.40%)
Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, period	1 year	1 year
Change in assumption, period	1 year	1 year
Impact on defined benefit obligation %, Increase in assumption	2.00%	2.20%
Impact on defined benefit obligation %, Decrease in assumption	(2.20%)	(2.20%)
Mortality rates | GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	2.30%	2.60%
Impact on defined benefit obligation %, Decrease in assumption	(2.40%)	(2.60%)
Mortality rates | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	1.40%	1.60%
Impact on defined benefit obligation %, Decrease in assumption	(2.00%)	(1.60%)